LEASE LIABILITY - (Disclosure of changes in lease obligations) (Details) - CAD ($)	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Lease liabilities [abstract]
Opening balance	$ 0	$ 0
Additions	34,665	0
Interest	846	0
Repayments	(3,356)	0
Closing balance	32,155	0
Less: current portion	10,688	0
Long-term portion	$ 21,467	$ 0